Note 9 - Lease Obligations (Tables)	12 Months Ended
Nov. 30, 2017
Leases, Capital [Abstract]
Schedule of Future Minimum Lease Payments
Operating
Year ending November 30,	Lease
$

2018	186,220
2019	186,220
2020	186,220
558,660
Less: current portion	186,220
Balance, long-term portion	372,440